GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Goodwill	$ 12,239	$ 14,129
Dealer software and technology services operation
Disclosure of operating segments [line items]
Goodwill	4,448	4,424
Engineered components manufacturing operation
Disclosure of operating segments [line items]
Goodwill	1,785	1,814
Advanced energy storage operation
Disclosure of operating segments [line items]
Goodwill	1,639	1,743
Modular building leasing services
Disclosure of operating segments [line items]
Goodwill	1,797	1,905
Lottery services operation
Disclosure of operating segments [line items]
Goodwill	1,192	1,210
Healthcare services
Disclosure of operating segments [line items]
Goodwill	0	690
Other operations
Disclosure of operating segments [line items]
Goodwill	$ 1,378	$ 2,343